Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties	Risks and Uncertainties
The Plan invests in various investment securities, including the Company's common stock. Investment securities are exposed to various risks, such as interest rate, currency, market, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants' account balances and the amounts reported in the statements of net assets available for benefits.
Market risks include United States and global events which could impact the value of Plan investments. Such events would include healthcare crises, international conflicts, supply chain disruptions, global monetary policy decisions, significant exogenous economic influences, elevated rates of inflation or interest for extended periods, significant cybersecurity attacks, etc.